Segment Information - Summary of Revenue from Each Segment, Income (Loss) from Operations (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Revenues:
Revenues		¥ 669,503	$ 94,298	¥ 884,066	¥ 784,616
Operating income (loss):
Total operating loss		(209,837)	(29,554)	(225,591)	(229,571)
Corporate, Non-Segment [Member]
Operating income (loss):
Unallocated expenses	[1]	(33,554)	(4,726)	(7,863)	(7,150)
Internet Business [Member]
Revenues:
Revenues		450,134	63,400	697,387	653,759
Internet Business [Member] | Operating Segments [Member]
Operating income (loss):
Total operating loss		26,259	3,699	(369)	(14,178)
Al And Other Segments [Member]
Revenues:
Revenues		219,369	30,898	186,679	130,857
Al And Other Segments [Member] | Operating Segments [Member]
Operating income (loss):
Total operating loss		¥ (202,542)	$ (28,527)	¥ (217,359)	¥ (208,243)

[1]	Share-based compensations were not allocated to segments.